Financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Instruments

	12.31.2023	12.31.2022

Public securities (i)	66.6	66.7
Private securities (ii)	146.4	105.0
Investment funds	27.4	22.7
Fixed-term deposit (iii)	350.5	373.5
Others (iv)	100.8	96.5

	691.7	664.4

Current	521.7	494.4
Non-current	170.0	170.0

(i)	Debt securities issued in US$ by the Brazilian government with maturity in 2030.
(ii)
Includes corporate bonds issued by private financial institutions with principal maturing in non-current
and corporate bonds issued by
non-financial
institutions, in the amount of US$ 41.3, resulting from renegotiation with a customer (see Note 1.1.5 and Note 9).

(iii)	Fixed-term deposits in US$ issued by financial institutions.
(iv)	Refers mainly to the investment in shares of Republic Airways Holdings (“Republic Airways”).
As of December 31, 2023, the weighted average accumulated nominal interest rates, considering cash equivalents and financial investments, are 13.15% p.a. in R$, equivalent to 99.59% of the Interbank Deposit Certificate (“CDI”), and 5.34% p.a. in US$ (2022: 12.54% p.a. in R$, equivalent to 100.72% of the CDI, and 2.23% p.a. in US$).